Share-based payments (Details 5) - shares	9 Months Ended	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2021
PSP
Share-based payments
Number of share options outstanding as at the beginning of the period	468,226	380,188
Number of share options granted during the period	0	0
Number of share options forfeited during the period	(87,929)	(72,186)
Number of share options exercised during the period	(109)	(30,469)
Number of share options expired during the period	0	0
Number of share options outstanding as at the end of the period	380,188	277,533
Number of share options exercisable as at the end of the period	13	21,189
RSP
Share-based payments
Number of share options outstanding as at the beginning of the period	15,868	9,244
Number of share options granted during the period	0	0
Number of share options forfeited during the period	(278)	(720)
Number of share options exercised during the period	(6,346)	(862)
Number of share options expired during the period	0	0
Number of share options outstanding as at the end of the period	9,244	7,662
Number of share options exercisable as at the end of the period	0	0